INVESTMENTS IN DIRECT FINANCING LEASES (Components of Investments in Direct Financing and Sales-type Leases) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2018 USD ($) containership	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2018 vessel	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Sep. 30, 2018 containership	May 31, 2018 containership	Apr. 05, 2018 containership
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Document Period End Date		Dec. 31, 2018
Chartered in vessels, carrying value			$ 283,900				$ 581,200
Term of lease or charter	15 years	7 years
Number of Container Vessels acquired | containership		15						3	4	15
Vessel impairment charge		$ 64,338	0	$ 5,314
Number of offshore supply vessels under finance lease						1
Total minimum lease payments to be received			916,765				1,173,152
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments			(211,508)				(74,077)
Net minimum lease payments receivable			705,257				1,099,075
Estimated residual values of leased property (un-guaranteed)			232,424				180,080
Less: unearned income			(319,610)				(476,996)
Total investment in direct financing leases			618,071				802,159
Current portion			32,096				39,804
Long-term portion			$ 585,975				$ 762,355
Number of offshore supply vessels owned					5	5
Assets accounted for as direct financing and sales type leases | vessel			13		24